Supplemental Guarantor Financial Information - Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 111,265	$ 88,644
Restricted cash	1,732	1,932
Accounts receivable	10,224	12,205
Prepaid domain name registry fees	55,237	56,779
Prepaid commissions	38,435	41,458
Prepaid expenses and other current assets	30,693	35,090
Total current assets	247,586	236,108
Intercompany receivables, net	0	0
Property and equipment—net	85,925	92,275
Operating lease right-of-use assets	90,519
Goodwill	1,835,310	1,849,065	$ 1,850,582
Other intangible assets—net	245,002	352,516
Investment in subsidiaries	0	0
Prepaid commissions, net of current portion	48,780	42,472
Prepaid commissions, net of current portion	30,964	34,071
Total assets	2,584,086	2,606,507
Current liabilities:
Accounts payable	10,054	12,449
Accrued expenses and other current liabilities	90,410	110,183
Deferred revenue	369,475	371,758
Operating lease liabilities—short term	21,193
Current portion of notes payable	31,606	31,606
Current portion of financed equipment		8,379
Current portion of financed equipment	790
Deferred consideration, short-term	2,201	2,425
Total current liabilities	525,729	536,800
Long-term deferred revenue	99,652	96,140
Operating lease liabilities—long term	78,151
Notes payable	1,649,867	1,770,055
Financed equipment—long term		0
Financed equipment—long term	0
Deferred consideration	0	1,364
Other long-term liabilities	33,733	27,694
Total liabilities	2,387,132	2,432,053
Equity	196,954	174,454
Total liabilities and stockholders’ equity	2,584,086	2,606,507
Eliminations
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Accounts receivable	0	0
Prepaid domain name registry fees	0	0
Prepaid commissions	0	0
Prepaid expenses and other current assets	0	0
Total current assets	0	0
Intercompany receivables, net	0	0
Property and equipment—net	0	0
Operating lease right-of-use assets	0
Goodwill	0	0
Other intangible assets—net	0	0
Investment in subsidiaries	(1,918,522)	(1,756,843)
Prepaid commissions, net of current portion	0	0
Prepaid commissions, net of current portion	0	0
Total assets	(1,918,522)	(1,756,843)
Current liabilities:
Accounts payable	0	0
Accrued expenses and other current liabilities	0	0
Deferred revenue	0	0
Current portion of notes payable	0	0
Current portion of financed equipment		0
Current portion of financed equipment	0
Deferred consideration, short-term	0	0
Total current liabilities	0	0
Long-term deferred revenue	0	0
Operating lease liabilities—long term	0
Notes payable	0	0
Financed equipment—long term		0
Financed equipment—long term	0
Deferred consideration	0	0
Other long-term liabilities	0	0
Total liabilities	0	0
Equity	(1,918,522)	(1,756,843)
Total liabilities and stockholders’ equity	(1,918,522)	(1,756,843)
Parent | Reportable Legal Entities
Current assets:
Cash and cash equivalents	195	21
Restricted cash	0	0
Accounts receivable	0	0
Prepaid domain name registry fees	0	0
Prepaid commissions	0	0
Prepaid expenses and other current assets	0	0
Total current assets	195	21
Intercompany receivables, net	32,845	34,595
Property and equipment—net	0	0
Operating lease right-of-use assets	0
Goodwill	0	0
Other intangible assets—net	0	0
Investment in subsidiaries	163,934	139,838
Prepaid commissions, net of current portion	0	0
Prepaid commissions, net of current portion	0	0
Total assets	196,974	174,454
Current liabilities:
Accounts payable	0	0
Accrued expenses and other current liabilities	20	0
Deferred revenue	0	0
Operating lease liabilities—short term	0
Current portion of notes payable	0	0
Current portion of financed equipment		0
Current portion of financed equipment	0
Deferred consideration, short-term	0	0
Total current liabilities	20	0
Long-term deferred revenue	0	0
Operating lease liabilities—long term	0
Notes payable	0	0
Financed equipment—long term		0
Financed equipment—long term	0
Deferred consideration	0	0
Other long-term liabilities	0	0
Total liabilities	20	0
Equity	196,954	174,454
Total liabilities and stockholders’ equity	196,974	174,454
Issuer | Reportable Legal Entities
Current assets:
Cash and cash equivalents	1	2
Restricted cash	0	0
Accounts receivable	0	0
Prepaid domain name registry fees	0	0
Prepaid commissions	0	0
Prepaid expenses and other current assets	90	422
Total current assets	91	424
Intercompany receivables, net	172,807	401,342
Property and equipment—net	0	0
Operating lease right-of-use assets	0
Goodwill	0	0
Other intangible assets—net	0	0
Investment in subsidiaries	1,693,565	1,559,256
Prepaid commissions, net of current portion	0	0
Prepaid commissions, net of current portion	1,784	5,239
Total assets	1,868,247	1,966,261
Current liabilities:
Accounts payable	0	0
Accrued expenses and other current liabilities	23,554	25,373
Deferred revenue	0	0
Operating lease liabilities—short term	0
Current portion of notes payable	31,606	31,606
Current portion of financed equipment		0
Current portion of financed equipment	0
Deferred consideration, short-term	0	0
Total current liabilities	55,160	56,979
Long-term deferred revenue	0	0
Operating lease liabilities—long term	0
Notes payable	1,649,867	1,770,055
Financed equipment—long term		0
Financed equipment—long term	0
Deferred consideration	0	0
Other long-term liabilities	(714)	(612)
Total liabilities	1,704,313	1,826,422
Equity	163,934	139,839
Total liabilities and stockholders’ equity	1,868,247	1,966,261
Guarantor Subsidiaries | Reportable Legal Entities
Current assets:
Cash and cash equivalents	80,642	62,495
Restricted cash	1,732	1,932
Accounts receivable	8,762	11,219
Prepaid domain name registry fees	48,943	50,325
Prepaid commissions	37,910	40,804
Prepaid expenses and other current assets	26,847	31,425
Total current assets	204,836	198,200
Intercompany receivables, net	(87,398)	(323,200)
Property and equipment—net	72,751	79,091
Operating lease right-of-use assets	86,111
Goodwill	1,677,587	1,695,451
Other intangible assets—net	243,994	351,920
Investment in subsidiaries	61,023	57,749
Prepaid commissions, net of current portion	48,289	41,746
Prepaid commissions, net of current portion	27,215	27,463
Total assets	2,334,408	2,128,420
Current liabilities:
Accounts payable	9,474	12,015
Accrued expenses and other current liabilities	59,695	77,316
Deferred revenue	345,116	347,703
Operating lease liabilities—short term	18,513
Current portion of notes payable	0	0
Current portion of financed equipment		8,379
Current portion of financed equipment	790
Deferred consideration, short-term	2,201	2,425
Total current liabilities	435,789	447,838
Long-term deferred revenue	94,471	91,615
Operating lease liabilities—long term	76,166
Notes payable	0	0
Financed equipment—long term		0
Financed equipment—long term	0
Deferred consideration	0	1,364
Other long-term liabilities	34,417	28,349
Total liabilities	640,843	569,166
Equity	1,693,565	1,559,254
Total liabilities and stockholders’ equity	2,334,408	2,128,420
Non-Guarantor Subsidiaries | Reportable Legal Entities
Current assets:
Cash and cash equivalents	30,427	26,126
Restricted cash	0	0
Accounts receivable	1,462	986
Prepaid domain name registry fees	6,294	6,454
Prepaid commissions	525	654
Prepaid expenses and other current assets	3,756	3,243
Total current assets	42,464	37,463
Intercompany receivables, net	(118,254)	(112,737)
Property and equipment—net	13,174	13,184
Operating lease right-of-use assets	4,408
Goodwill	157,723	153,614
Other intangible assets—net	1,008	596
Investment in subsidiaries	0	0
Prepaid commissions, net of current portion	491	726
Prepaid commissions, net of current portion	1,965	1,369
Total assets	102,979	94,215
Current liabilities:
Accounts payable	580	434
Accrued expenses and other current liabilities	7,141	7,494
Deferred revenue	24,359	24,055
Operating lease liabilities—short term	2,680
Current portion of notes payable	0	0
Current portion of financed equipment		0
Current portion of financed equipment	0
Deferred consideration, short-term	0	0
Total current liabilities	34,760	31,983
Long-term deferred revenue	5,181	4,525
Operating lease liabilities—long term	1,985
Notes payable	0	0
Financed equipment—long term		0
Financed equipment—long term	0
Deferred consideration	0	0
Other long-term liabilities	30	(43)
Total liabilities	41,956	36,465
Equity	61,023	57,750
Total liabilities and stockholders’ equity	$ 102,979	$ 94,215